Acquisitions - Additional Information (Details) $ in Millions			3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 01, 2021 USD ($)	Jul. 02, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Acquisition	Dec. 31, 2020 USD ($) Acquisition	Dec. 31, 2019 USD ($)	Jul. 01, 2021 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 3,638	$ 3,638	$ 2,250	$ 3,638	$ 2,245		$ 3,383
Number of business acquisition completed | Acquisition						1	1
Revenue				1,554	1,361		$ 2,728	$ 2,552
Technology Related Intangibles
Business Acquisition [Line Items]
Identifiable intangible assets, Useful life						5 years 6 months
Foley Trasimene Acquisition Corp
Business Acquisition [Line Items]
Consideration transferred		$ 5,010
Business combination, deferred underwriting costs related to initial public offering		36
Business combination, fees related to PIPE Investment		37
Business combination, acquisition-related costs		21
Business combination, seller transaction costs		39
Business combination, advisory and investment banker fees		36
Business combination, certain executive compensation related expenses		36
Goodwill		3,383
Business acquisition, pro forma nonrecurring, direct transaction costs							$ 11
Other current assets		162
Other assets		425
Other current liabilities		293
Other liabilities		396
Fair value of fixed assets		205
Fair value of noncontrolling		800
Goodwill tax deductible		$ 1,600
Foley Trasimene Acquisition Corp | Purchase Accounting Measurement
Business Acquisition [Line Items]
Consideration transferred			40
Goodwill			27	27		$ 27
Other current assets			3	3		3
Other assets			15	15		15
Other current liabilities			9	9		9
Other liabilities			15	15		15
Fair value of fixed assets			1	1		1
Deferred taxes			7	7		7
Fair value of noncontrolling			$ 38	38		$ 38
Foley Trasimene Acquisition Corp | Customer Related and Contract Based Intangibles
Business Acquisition [Line Items]
Identifiable intangible assets, Useful life		15 years
Foley Trasimene Acquisition Corp | Technology Related Intangibles
Business Acquisition [Line Items]
Identifiable intangible assets, Useful life		6 years
Retiree Health Exchange
Business Acquisition [Line Items]
Goodwill	$ 78
Other current assets	29
Goodwill tax deductible	$ 78
Revenue				123
Retiree Health Exchange | Selling, general and administrative expenses
Business Acquisition [Line Items]
Business combination, acquisition-related costs				$ 3	$ 1
Retiree Health Exchange | Customer Related and Contract Based Intangibles
Business Acquisition [Line Items]
Identifiable intangible assets, Useful life	13 years
Retiree Health Exchange | Technology Related Intangibles
Business Acquisition [Line Items]
Identifiable intangible assets, Useful life	5 years